Post Employment Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 62,699,415	$ 58,951,586
Current service cost	1,454,028	1,362,838
Interest cost	3,179,469	3,072,155
Actuarial (gains) losses from changes in financial assumptions	279,660	749,038
Actuarial (gains) losses from changes in experience adjustments	(252,538)	6,555,719
Foreign currency translation	38,189	1,274
Past service cost of Defined Benefit Plan Obligations		31,456
Contributions paid	(5,115,909)	(6,890,911)
Decreases to be classified as held for sale		(1,440,044)
Transfer of employees	537,730	306,304
Ending balance	$ 62,820,044	$ 62,699,415